Schedule of Options Outstanding by Exercise Price Range (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	1,515,000	2,540,000
Exercise Price Outstanding		$ 0.215
Number of Options Exercisable	772,500	1,162,875
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000	2,505,000
Exercise Price Outstanding	$ 0.210	$ 0.215
Number of Options Exercisable	15,000	1,147,875
Exercise Price Exercisable	$ 0.210	$ 0.215
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	1,305,000	35,000
Exercise Price Outstanding	$ 0.215	$ 0.220
Number of Options Exercisable	648,125	15,000
Exercise Price Exercisable	$ 0.215	$ 0.220
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	15,000
Exercise Price Outstanding	$ 0.220
Number of Options Exercisable	0
Exercise Price Exercisable	$ 0.220
Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	155,000
Exercise Price Outstanding	$ 0.530
Number of Options Exercisable	89,375
Exercise Price Exercisable	$ 0.530
Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of Options Outstanding	20,000
Exercise Price Outstanding	$ 3.800
Number of Options Exercisable	20,000
Exercise Price Exercisable	$ 3.800